UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

AB CAP FUND, INC.

(Exact name of registrant as specified in charter)

66 Hudson Boulevard East

New York, New York 10005

(Address of principal executive offices) (Zip code)

Stephen M. Woetzel

AllianceBernstein L.P.

66 Hudson Boulevard East

New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: March 31, 2026

Date of reporting period: March 31, 2026

ITEM 1. REPORTS TO STOCKHOLDERS.

Class A:ABAEX

March 31, 2026

SCAN ME

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AB Emerging Markets Multi-Asset Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB Emerging Markets Multi-Asset Portfolio (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABAEX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$140	1.24%

How did the Fund perform last year? What affected the Fund's performance?

During the 12‑month period ended March 31, 2026, all share classes of the Fund underperformed the MSCI EM Index (net) (the “benchmark”), before sales charges. Emerging‑market equity assets contributed the majority of the Fund's absolute returns, reflecting active positioning and security selection across equity exposures. Fixed‑income assets also contributed positively during the period, supported by emerging‑markets debt and US Treasury holdings. Currency positioning detracted from performance, reflecting the impact of currency exposure and hedging activity. Overall, security selection within equity assets contributed positively, while currency effects offset a portion of these gains.

Performance Highlights

Top contributors to performance:

  During the 12‑month period, equity exposures were the leading contributors to performance, driven primarily by positive security selection and active positioning within emerging‑markets equities, with additional support from allocations to emerging‑markets debt and US Treasuries.

Top detractors from performance:

  During the 12‑month period, currency positioning was the primary detractor from performance, reflecting adverse currency movements and hedging effects that more than offset gains from security selection across asset classes.

Class A:ABAEX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

Table Summary
	Class A (with sales charges)	MSCI EM Index (net)
03/16	$9,576	$10,000
03/17	$10,709	$11,722
03/18	$12,053	$14,644
03/19	$11,306	$13,559
03/20	$9,441	$11,161
03/21	$14,177	$17,677
03/22	$12,317	$15,668
03/23	$11,178	$13,991
03/24	$12,936	$15,132
03/25	$14,394	$16,356
03/26	$18,157	$21,190

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Class A (without sales charges)	26.14%	5.07%	6.61%
Class A (with sales charges)	20.79%	4.16%	6.15%
MSCI EM Index (net)	29.55%	3.69%	7.80%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/multi-asset/ab-emerging-markets-multi-asset-portfolio.A.01877E552.html#performance for the most recent performance information.

Key Fund Statistics

Table Summary
Net Assets	$155,205,927
# of Portfolio Holdings	379
Portfolio Turnover Rate	135%
Total Advisory Fees Paid (Net)	$703,565

Class A:ABAEX

2

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	$15,664,481	10.1%
Samsung Electronics Co., Ltd.	$7,098,855	4.6%
SK hynix, Inc.	$3,787,730	2.4%
Delta Electronics, Inc.	$2,957,928	1.9%
ORLEN SA	$2,631,188	1.7%
Petroleo Brasileiro SA - Petrobras (Preference Shares)	$2,296,389	1.5%
New Oriental Education & Technology Group, Inc. (Sponsored ADR)	$2,221,595	1.4%
Itau Unibanco Holding SA (Preference Shares)	$2,171,436	1.4%
Grupo Financiero Banorte SAB de CV	$2,132,867	1.4%
PetroChina Co., Ltd. - Class H	$2,024,868	1.3%
Total	$42,987,337	27.7%

Security Type Breakdown (% of Net Assets)

Table Summary
Common Stocks	64.6%
Sovereign Bonds	16.9%
Corporate Bonds	4.3%
Quasi-Sovereign Bonds	2.6%
Emerging Markets - Treasuries	1.6%
Preferred Stocks	0.0%
Short-Term Investments	8.9%
Other assets less liabilities	1.1%
Total	100.0%

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	21.4%
Sovereign Bonds	16.9%
Financials	13.3%
Consumer Discretionary	6.5%
Materials	6.3%
Energy	5.8%
Industrials	4.5%
Corporate Bonds	4.3%
Communication Services	2.9%
Quasi-Sovereign Bonds	2.6%
Real Estate	1.9%
Emerging Markets - Treasuries	1.6%
Health Care	1.0%
Others	1.0%
Short-Term Investments	8.9%
Other assets less liabilities	1.1%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
China	15.9%
Taiwan	13.6%
South Korea	10.1%
Brazil	7.1%
India	6.5%
Poland	3.0%
South Africa	2.9%
United Arab Emirates	2.9%
Mexico	2.8%
Chile	2.1%
Colombia	2.0%
Turkey	2.0%
Romania	1.3%
Others	17.8%
Short-Term Investments	8.9%
Other assets less liabilities	1.1%
Total	100.0%

Class A:ABAEX

3

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/ABAEX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

EMMA-A-0153-0326

Class A:ABAEX

4

Advisor Class:ABYEX

March 31, 2026

SCAN ME

Please scan QR code for Fund Information

AB Emerging Markets Multi-Asset Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB Emerging Markets Multi-Asset Portfolio (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABYEX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$112	0.99%

How did the Fund perform last year? What affected the Fund's performance?

During the 12‑month period ended March 31, 2026, all share classes of the Fund underperformed the MSCI EM Index (net) (the “benchmark”), before sales charges. Emerging‑market equity assets contributed the majority of the Fund's absolute returns, reflecting active positioning and security selection across equity exposures. Fixed‑income assets also contributed positively during the period, supported by emerging‑markets debt and US Treasury holdings. Currency positioning detracted from performance, reflecting the impact of currency exposure and hedging activity. Overall, security selection within equity assets contributed positively, while currency effects offset a portion of these gains.

Performance Highlights

Top contributors to performance:

  During the 12‑month period, equity exposures were the leading contributors to performance, driven primarily by positive security selection and active positioning within emerging‑markets equities, with additional support from allocations to emerging‑markets debt and US Treasuries.

Top detractors from performance:

  During the 12‑month period, currency positioning was the primary detractor from performance, reflecting adverse currency movements and hedging effects that more than offset gains from security selection across asset classes.

Advisor Class:ABYEX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

Table Summary
	Advisor Class	MSCI EM Index (net)
03/16	$10,000	$10,000
03/17	$11,207	$11,722
03/18	$12,640	$14,644
03/19	$11,890	$13,559
03/20	$9,959	$11,161
03/21	$14,978	$17,677
03/22	$13,050	$15,668
03/23	$11,861	$13,991
03/24	$13,773	$15,132
03/25	$15,361	$16,356
03/26	$19,433	$21,190

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Advisor Class	26.51%	5.35%	6.87%
MSCI EM Index (net)	29.55%	3.69%	7.80%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/multi-asset/ab-emerging-markets-multi-asset-portfolio.Advisor.01877E545.html#performance for the most recent performance information.

Key Fund Statistics

Table Summary
Net Assets	$155,205,927
# of Portfolio Holdings	379
Portfolio Turnover Rate	135%
Total Advisory Fees Paid (Net)	$703,565

Advisor Class:ABYEX

2

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	$15,664,481	10.1%
Samsung Electronics Co., Ltd.	$7,098,855	4.6%
SK hynix, Inc.	$3,787,730	2.4%
Delta Electronics, Inc.	$2,957,928	1.9%
ORLEN SA	$2,631,188	1.7%
Petroleo Brasileiro SA - Petrobras (Preference Shares)	$2,296,389	1.5%
New Oriental Education & Technology Group, Inc. (Sponsored ADR)	$2,221,595	1.4%
Itau Unibanco Holding SA (Preference Shares)	$2,171,436	1.4%
Grupo Financiero Banorte SAB de CV	$2,132,867	1.4%
PetroChina Co., Ltd. - Class H	$2,024,868	1.3%
Total	$42,987,337	27.7%

Security Type Breakdown (% of Net Assets)

Table Summary
Common Stocks	64.6%
Sovereign Bonds	16.9%
Corporate Bonds	4.3%
Quasi-Sovereign Bonds	2.6%
Emerging Markets - Treasuries	1.6%
Preferred Stocks	0.0%
Short-Term Investments	8.9%
Other assets less liabilities	1.1%
Total	100.0%

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	21.4%
Sovereign Bonds	16.9%
Financials	13.3%
Consumer Discretionary	6.5%
Materials	6.3%
Energy	5.8%
Industrials	4.5%
Corporate Bonds	4.3%
Communication Services	2.9%
Quasi-Sovereign Bonds	2.6%
Real Estate	1.9%
Emerging Markets - Treasuries	1.6%
Health Care	1.0%
Others	1.0%
Short-Term Investments	8.9%
Other assets less liabilities	1.1%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
China	15.9%
Taiwan	13.6%
South Korea	10.1%
Brazil	7.1%
India	6.5%
Poland	3.0%
South Africa	2.9%
United Arab Emirates	2.9%
Mexico	2.8%
Chile	2.1%
Colombia	2.0%
Turkey	2.0%
Romania	1.3%
Others	17.8%
Short-Term Investments	8.9%
Other assets less liabilities	1.1%
Total	100.0%

Advisor Class:ABYEX

3

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/ABYEX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

EMMA-ADV-0153-0326

Advisor Class:ABYEX

4

Class C:ABCEX

March 31, 2026

SCAN ME

Please scan QR code for Fund Information

AB Emerging Markets Multi-Asset Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB Emerging Markets Multi-Asset Portfolio (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABCEX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$224	1.99%

How did the Fund perform last year? What affected the Fund's performance?

During the 12‑month period ended March 31, 2026, all share classes of the Fund underperformed the MSCI EM Index (net) (the “benchmark”), before sales charges. Emerging‑market equity assets contributed the majority of the Fund's absolute returns, reflecting active positioning and security selection across equity exposures. Fixed‑income assets also contributed positively during the period, supported by emerging‑markets debt and US Treasury holdings. Currency positioning detracted from performance, reflecting the impact of currency exposure and hedging activity. Overall, security selection within equity assets contributed positively, while currency effects offset a portion of these gains.

Performance Highlights

Top contributors to performance:

  During the 12‑month period, equity exposures were the leading contributors to performance, driven primarily by positive security selection and active positioning within emerging‑markets equities, with additional support from allocations to emerging‑markets debt and US Treasuries.

Top detractors from performance:

  During the 12‑month period, currency positioning was the primary detractor from performance, reflecting adverse currency movements and hedging effects that more than offset gains from security selection across asset classes.

Class C:ABCEX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

Table Summary
	Class C (with sales charges)	MSCI EM Index (net)
03/16	$10,000	$10,000
03/17	$11,088	$11,722
03/18	$12,391	$14,644
03/19	$11,538	$13,559
03/20	$9,563	$11,161
03/21	$14,251	$17,677
03/22	$12,287	$15,668
03/23	$11,060	$13,991
03/24	$12,695	$15,132
03/25	$14,036	$16,356
03/26	$17,568	$21,190

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Class C (without sales charges)	25.16%	4.27%	5.80%
Class C (with sales charges)	24.16%	4.27%	5.80%
MSCI EM Index (net)	29.55%	3.69%	7.80%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/multi-asset/ab-emerging-markets-multi-asset-portfolio.C.01877E537.html#performance for the most recent performance information.

Key Fund Statistics

Table Summary
Net Assets	$155,205,927
# of Portfolio Holdings	379
Portfolio Turnover Rate	135%
Total Advisory Fees Paid (Net)	$703,565

Class C:ABCEX

2

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	$15,664,481	10.1%
Samsung Electronics Co., Ltd.	$7,098,855	4.6%
SK hynix, Inc.	$3,787,730	2.4%
Delta Electronics, Inc.	$2,957,928	1.9%
ORLEN SA	$2,631,188	1.7%
Petroleo Brasileiro SA - Petrobras (Preference Shares)	$2,296,389	1.5%
New Oriental Education & Technology Group, Inc. (Sponsored ADR)	$2,221,595	1.4%
Itau Unibanco Holding SA (Preference Shares)	$2,171,436	1.4%
Grupo Financiero Banorte SAB de CV	$2,132,867	1.4%
PetroChina Co., Ltd. - Class H	$2,024,868	1.3%
Total	$42,987,337	27.7%

Security Type Breakdown (% of Net Assets)

Table Summary
Common Stocks	64.6%
Sovereign Bonds	16.9%
Corporate Bonds	4.3%
Quasi-Sovereign Bonds	2.6%
Emerging Markets - Treasuries	1.6%
Preferred Stocks	0.0%
Short-Term Investments	8.9%
Other assets less liabilities	1.1%
Total	100.0%

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	21.4%
Sovereign Bonds	16.9%
Financials	13.3%
Consumer Discretionary	6.5%
Materials	6.3%
Energy	5.8%
Industrials	4.5%
Corporate Bonds	4.3%
Communication Services	2.9%
Quasi-Sovereign Bonds	2.6%
Real Estate	1.9%
Emerging Markets - Treasuries	1.6%
Health Care	1.0%
Others	1.0%
Short-Term Investments	8.9%
Other assets less liabilities	1.1%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
China	15.9%
Taiwan	13.6%
South Korea	10.1%
Brazil	7.1%
India	6.5%
Poland	3.0%
South Africa	2.9%
United Arab Emirates	2.9%
Mexico	2.8%
Chile	2.1%
Colombia	2.0%
Turkey	2.0%
Romania	1.3%
Others	17.8%
Short-Term Investments	8.9%
Other assets less liabilities	1.1%
Total	100.0%

Class C:ABCEX

3

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/ABCEX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

EMMA-C-0153-0326

Class C:ABCEX

4

Class I:ABIEX

March 31, 2026

SCAN ME

Please scan QR code for Fund Information

AB Emerging Markets Multi-Asset Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB Emerging Markets Multi-Asset Portfolio (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABIEX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$112	0.99%

How did the Fund perform last year? What affected the Fund's performance?

During the 12‑month period ended March 31, 2026, all share classes of the Fund underperformed the MSCI EM Index (net) (the “benchmark”), before sales charges. Emerging‑market equity assets contributed the majority of the Fund's absolute returns, reflecting active positioning and security selection across equity exposures. Fixed‑income assets also contributed positively during the period, supported by emerging‑markets debt and US Treasury holdings. Currency positioning detracted from performance, reflecting the impact of currency exposure and hedging activity. Overall, security selection within equity assets contributed positively, while currency effects offset a portion of these gains.

Performance Highlights

Top contributors to performance:

  During the 12‑month period, equity exposures were the leading contributors to performance, driven primarily by positive security selection and active positioning within emerging‑markets equities, with additional support from allocations to emerging‑markets debt and US Treasuries.

Top detractors from performance:

  During the 12‑month period, currency positioning was the primary detractor from performance, reflecting adverse currency movements and hedging effects that more than offset gains from security selection across asset classes.

Class I:ABIEX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

Table Summary
	Class I	MSCI EM Index (net)
03/16	$10,000	$10,000
03/17	$11,203	$11,722
03/18	$12,637	$14,644
03/19	$11,887	$13,559
03/20	$9,949	$11,161
03/21	$14,985	$17,677
03/22	$13,041	$15,668
03/23	$11,858	$13,991
03/24	$13,770	$15,132
03/25	$15,373	$16,356
03/26	$19,426	$21,190

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Class I	26.36%	5.33%	6.87%
MSCI EM Index (net)	29.55%	3.69%	7.80%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/multi-asset/ab-emerging-markets-multi-asset-portfolio.I.01877E529.html#performance for the most recent performance information.

Key Fund Statistics

Table Summary
Net Assets	$155,205,927
# of Portfolio Holdings	379
Portfolio Turnover Rate	135%
Total Advisory Fees Paid (Net)	$703,565

Class I:ABIEX

2

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	$15,664,481	10.1%
Samsung Electronics Co., Ltd.	$7,098,855	4.6%
SK hynix, Inc.	$3,787,730	2.4%
Delta Electronics, Inc.	$2,957,928	1.9%
ORLEN SA	$2,631,188	1.7%
Petroleo Brasileiro SA - Petrobras (Preference Shares)	$2,296,389	1.5%
New Oriental Education & Technology Group, Inc. (Sponsored ADR)	$2,221,595	1.4%
Itau Unibanco Holding SA (Preference Shares)	$2,171,436	1.4%
Grupo Financiero Banorte SAB de CV	$2,132,867	1.4%
PetroChina Co., Ltd. - Class H	$2,024,868	1.3%
Total	$42,987,337	27.7%

Security Type Breakdown (% of Net Assets)

Table Summary
Common Stocks	64.6%
Sovereign Bonds	16.9%
Corporate Bonds	4.3%
Quasi-Sovereign Bonds	2.6%
Emerging Markets - Treasuries	1.6%
Preferred Stocks	0.0%
Short-Term Investments	8.9%
Other assets less liabilities	1.1%
Total	100.0%

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	21.4%
Sovereign Bonds	16.9%
Financials	13.3%
Consumer Discretionary	6.5%
Materials	6.3%
Energy	5.8%
Industrials	4.5%
Corporate Bonds	4.3%
Communication Services	2.9%
Quasi-Sovereign Bonds	2.6%
Real Estate	1.9%
Emerging Markets - Treasuries	1.6%
Health Care	1.0%
Others	1.0%
Short-Term Investments	8.9%
Other assets less liabilities	1.1%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
China	15.9%
Taiwan	13.6%
South Korea	10.1%
Brazil	7.1%
India	6.5%
Poland	3.0%
South Africa	2.9%
United Arab Emirates	2.9%
Mexico	2.8%
Chile	2.1%
Colombia	2.0%
Turkey	2.0%
Romania	1.3%
Others	17.8%
Short-Term Investments	8.9%
Other assets less liabilities	1.1%
Total	100.0%

Class I:ABIEX

3

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/ABIEX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

EMMA-I-0153-0326

Class I:ABIEX

4

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant’s code of ethics is filed herewith as Exhibit 19(a)(1).

(b) During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Directors has determined that independent directors Garry L. Moody, Jorge A. Bermudez, Jeffrey R. Holland, R. Jay Gerken and Ms. Carol C. McMullen qualify as audit committee financial experts.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) - (c) The following table sets forth the aggregate fees billed by the independent registered public accounting firm Ernst & Young LLP, for the Fund’s last two fiscal years, for professional services rendered for: (i) the audit of the Fund’s annual financial statements included in the Fund’s annual report to stockholders; (ii) assurance and related services that are reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (i), which include advice and education related to accounting and auditing issues, quarterly press release review (for those Funds that issue quarterly press releases), and preferred stock maintenance testing (for those Funds that issue preferred stock); and (iii) tax compliance, tax advice and tax return preparation.

		Audit Fees	Audit-Related Fees	Tax Fees
AB Emerging Market Multi-Asset Portfolio	2025	$60,657	—	$41,516
	2026	$60,657	—	$22,717

(d) Not applicable.

(e) (1) Beginning with audit and non-audit service contracts entered into on or after May 6, 2003, the Fund’s Audit Committee policies and procedures require the pre-approval of all audit and non-audit services provided to the Fund by the Fund’s independent registered public accounting firm. The Fund’s Audit Committee policies and procedures also require pre-approval of all audit and non-audit services provided to the Adviser and Service Affiliates to the extent that these services are directly related to the operations or financial reporting of the Fund.

(e) (2) No percentage of services addressed by (b) and (c) of this Item 4 were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. No amounts are reported for Item 4 (d).

(f) Not applicable.

(g) The following table sets forth the aggregate non-audit services provided to the Fund, the Fund’s Adviser and entities that control, are controlled by or under common control with the Adviser that provide ongoing services to the Fund: (“Service Affiliates”):

		All Fees for Non-Audit Services Provided to the Portfolio, the Adviser and Service Affiliates	Total Amount of Foregoing Column Pre- approved by the Audit Committee (Portion Comprised of Audit Related Fees) (Portion Comprised of Tax Fees)
AB Emerging Market Multi-Asset Portfolio	2025	$1,268,773	$ $ $	41,516 — (41,516)
	2026	$1,210,052	$ $ $	22,717 — (22,717)

(h) The Audit Committee of the Fund has considered whether the provision of any non-audit services not pre-approved by the Audit Committee provided by the Fund’s independent registered public accounting firm to the Adviser and Service Affiliates is compatible with maintaining the auditor’s independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately designated standing audit committee established in accordance with Section (3)(a)(58)(A) of the Securities Exchange Act of 1934. The audit committee members are as follows:

Jorge A. Bermudez	Garry L. Moody
Carol C. McMullen	Jeanette Loeb
R. Jay Gerken	Jeffrey R. Holland
Emilie D. Wrapp

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 7 of this Form N-CSR.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

March 31, 2026

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB EMERGING MARKETS
MULTI-ASSET PORTFOLIO

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

March 31, 2026

Company	Shares	U.S. $ Value

COMMON STOCKS – 64.6%
Information Technology – 21.4%
Communications Equipment – 0.6%
Accton Technology Corp.	12,000	$592,046
Zhongji Innolight Co., Ltd. – Class A	4,600	395,254

		987,300

Electronic Equipment, Instruments & Components – 2.0%
Delta Electronics, Inc.	65,600	2,957,928
Elite Material Co., Ltd.	1,000	85,347
Foxconn Industrial Internet Co., Ltd. – Class A	13,500	104,512

		3,147,787

IT Services – 0.2%
HCL Technologies Ltd.	18,288	263,900

Semiconductors & Semiconductor Equipment – 13.6%
ASE Technology Holding Co., Ltd.	65,000	715,401
MediaTek, Inc.	2,000	95,930
Novatek Microelectronics Corp.	8,000	96,574
Phison Electronics Corp.	1,000	49,735
Realtek Semiconductor Corp.	15,000	228,133
SK hynix, Inc.	6,676	3,787,730
SK hynix, Inc. (GDR)(a)	740	389,893
Taiwan Semiconductor Manufacturing Co., Ltd.	270,850	15,664,481
United Microelectronics Corp.	55,000	98,593

		21,126,470

Technology Hardware, Storage & Peripherals – 5.0%
Inventec Corp.	77,000	98,686
Lenovo Group Ltd. – Class H	24,000	28,865
Quanta Computer, Inc.	11,000	98,988
Samsung Electronics Co., Ltd.	60,694	7,098,855
Samsung Electronics Co., Ltd. (Preference Shares)	3,190	257,508
Wiwynn Corp.	1,000	107,606

		7,690,508

		33,215,965

Financials – 13.3%
Banks – 9.2%
Absa Group Ltd.	6,753	97,276
Abu Dhabi Islamic Bank PJSC	83,292	479,204
Agricultural Bank of China Ltd. – Class H	154,000	110,157
Al Rajhi Bank	2,459	70,098
Banco Bilbao Vizcaya Argentaria SA	8,676	187,398
Bank Negara Indonesia Persero Tbk PT	183,200	40,911
Bank of Baroda	279,539	736,323

ABFunds.com	AB Emerging Markets Multi-Asset Portfolio 1

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Bank of Chengdu Co., Ltd. – Class A	33,100	$82,428
Bank of Jiangsu Co., Ltd. – Class A	65,600	104,005
Bank of Nanjing Co., Ltd. – Class A	26,200	43,327
Bank Polska Kasa Opieki SA	32,106	1,902,410
Bank Rakyat Indonesia Persero Tbk PT	507,400	101,389
Canara Bank	835,865	1,103,001
China CITIC Bank Corp., Ltd. – Class H	32,000	32,413
China Construction Bank Corp. – Class H	387,000	417,656
Commercial International Bank – Egypt (CIB)	46,417	103,102
Credicorp Ltd.	42	14,246
CTBC Financial Holding Co., Ltd.	62,000	100,757
Emirates NBD Bank PJSC	152,751	1,150,812
Grupo Financiero Banorte SAB de CV	192,620	2,132,867
Huaxia Bank Co., Ltd. – Class A	100,200	106,684
ICICI Bank Ltd.	94,939	1,220,878
Itau Unibanco Holding SA (Preference Shares)	258,687	2,171,436
KB Financial Group, Inc.	196	19,241
Komercni Banka AS	1,320	67,347
Ping An Bank Co., Ltd. – Class A	64,300	103,830
Piraeus Bank SA(b)	85,258	700,480
Saudi National Bank (The)	9,286	104,828
Sberbank of Russia PJSC(b)(c)(d)(e)	138,696	– 0	–
SCB X PCL	23,500	102,608
SinoPac Financial Holdings Co., Ltd.	236	229
State Bank of India	18,700	195,145
Turkiye Garanti Bankasi AS	28,052	80,406
Union Bank of India Ltd.	111,293	194,881
Woori Financial Group, Inc.	4,768	104,524

		14,182,297

Capital Markets – 1.8%
Banco BTG Pactual SA	90,200	980,213
HDFC Asset Management Co., Ltd.(a)	64,840	1,512,634
Korea Investment Holdings Co., Ltd.	670	93,474
NH Investment & Securities Co., Ltd.	4,813	97,912
Samsung Securities Co., Ltd.	1,481	93,617
XP, Inc. – Class A	3,108	59,176

		2,837,026

Consumer Finance – 0.1%
Muthoot Finance Ltd.	5,944	201,498

Financial Services – 0.3%
Banco Latinoamericano de Comercio Exterior SA	1,500	76,620
CSSC Hong Kong Shipping Co., Ltd. – Class H(a)	204,000	60,098
Far East Horizon Ltd. – Class H	108,000	97,639
FirstRand Ltd.	19,552	100,093
Power Finance Corp., Ltd.	23,636	95,540

		429,990

2 AB Emerging Markets Multi-Asset Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Insurance – 1.9%
BB Seguridade Participacoes SA	15,600	$104,836
Caixa Seguridade Participacoes S/A	29,900	105,923
China Pacific Insurance Group Co., Ltd. – Class H	23,800	97,475
New China Life Insurance Co., Ltd. – Class A	21,900	198,184
New China Life Insurance Co., Ltd. – Class H	81,100	482,822
People’s Insurance Co. Group of China Ltd. (The) – Class H	447,000	311,304
PICC Property & Casualty Co., Ltd. – Class H	738,000	1,358,494
Ping An Insurance Group Co. of China Ltd. – Class A	11,000	91,416
Ping An Insurance Group Co. of China Ltd. – Class H	10,500	80,737
Powszechny Zaklad Ubezpieczen SA	6,129	106,688

		2,937,879

		20,588,690

Consumer Discretionary – 6.5%
Automobile Components – 0.8%
Hankook Tire & Technology Co., Ltd.	2,815	103,622
Huayu Automotive Systems Co., Ltd. – Class A	369,300	1,037,404

		1,141,026

Automobiles – 1.8%
Bajaj Auto Ltd.	982	91,539
Ford Otomotiv Sanayi AS	3,644	8,326
Hero MotoCorp Ltd.	13,036	704,234
Kia Corp.	19,884	1,963,167

		2,767,266

Broadline Retail – 0.4%
Alibaba Group Holding Ltd. – Class H	41,700	653,626

Diversified Consumer Services – 1.4%
New Oriental Education & Technology Group, Inc. (Sponsored ADR)	39,230	2,221,595

Hotels, Restaurants & Leisure – 0.5%
Allwyn AG	50,354	761,860

Household Durables – 0.9%
Hisense Visual Technology Co., Ltd. – Class A	97,400	318,911
Midea Group Co., Ltd. – Class A	98,200	1,097,101

		1,416,012

Leisure Products – 0.3%
H World Group Ltd. (ADR)	8,560	430,482

Specialty Retail – 0.2%
Chow Tai Fook Jewellery Group Ltd. – Class H	43,000	60,440
Jarir Marketing Co.	27,870	105,040
Petronas Dagangan Bhd	18,300	98,955

ABFunds.com	AB Emerging Markets Multi-Asset Portfolio 3

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Ultrapar Participacoes SA	10,000	$55,446

		319,881

Textiles, Apparel & Luxury Goods – 0.2%
Bosideng International Holdings Ltd. – Class H	532,000	273,836
Yue Yuen Industrial Holdings Ltd. – Class H	42,000	81,933

		355,769

		10,067,517

Materials – 6.3%
Chemicals – 0.9%
Fufeng Group Ltd. – Class H	23,000	20,534
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	16,192	62,999
Ningxia Baofeng Energy Group Co., Ltd. – Class A	20,900	88,180
PhosAgro PJSC (GDR REG S)(b)(c)(d)(f)	4,393	– 0	–
PhosAgro PJSC (GDR)(b)(c)(d)(f)	28	– 0	–
Qinghai Salt Lake Industry Co., Ltd. – Class A(b)	8,700	47,535
Yunnan Yuntianhua Co., Ltd. – Class A	237,600	1,157,361
Zangge Mining Co., Ltd. – Class A	2,500	29,254
Zhejiang Longsheng Group Co., Ltd. – Class A	49,400	93,968

		1,499,831

Construction Materials – 0.1%
Beijing Oriental Yuhong Waterproof Technology Co., Ltd. – Class A	46,200	103,794

Metals & Mining – 5.3%
Aluminum Corp. of China Ltd. – Class H	12,000	17,556
China Hongqiao Group Ltd. – Class H	357,000	1,612,644
Gold Fields Ltd.	6,111	280,813
Gold Fields Ltd. (Sponsored ADR)	12,800	581,120
Grupo Mexico SAB de CV	9,800	104,824
Hindustan Zinc Ltd.	17,986	98,549
Jiangxi Copper Co., Ltd. – Class A	13,800	88,093
Kumba Iron Ore Ltd.	5,463	103,089
MMC Norilsk Nickel PJSC (ADR)(b)(c)(d)	3,568	– 0	–
National Aluminium Co., Ltd.	294,029	1,216,486
NMDC Ltd.	123,559	100,592
Polyus PJSC (GDR)(b)(c)(d)(e)	284	– 0	–
Press Metal Aluminium Holdings Bhd	822,800	1,636,248
Saudi Arabian Mining Co.(b)	5,538	95,714
Vedanta Ltd.	14,413	101,826
Zijin Mining Group Co., Ltd. – Class A	239,200	1,165,133
Zijin Mining Group Co., Ltd. – Class H	226,000	1,016,661

		8,219,348

		9,822,973

Energy – 5.8%
Oil, Gas & Consumable Fuels – 5.8%
Alamtri Resources Indonesia Tbk PT	723,700	110,603

4 AB Emerging Markets Multi-Asset Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Bharat Petroleum Corp., Ltd.	66,047	$198,272
Gazprom PJSC(b)(c)(d)(e)	153,780	– 0	–
Guanghui Energy Co., Ltd. – Class A	97,700	94,301
Hindustan Petroleum Corp., Ltd.	282,372	1,005,971
Indian Oil Corp., Ltd.	63,880	91,636
LUKOIL PJSC(b)(c)(d)(e)	18,789	– 0	–
ORLEN SA	72,616	2,631,188
PetroChina Co., Ltd. – Class A	59,700	104,706
PetroChina Co., Ltd. – Class H	1,476,000	2,024,868
Petroleo Brasileiro SA – Petrobras	10,800	112,402
Petroleo Brasileiro SA – Petrobras (Preference Shares)	244,400	2,296,389
PTT Exploration & Production PCL	1,700	8,325
Qatar Fuel QSC	26,169	104,072
Turkiye Petrol Rafinerileri AS	17,240	100,154
United Tractors Tbk PT	35,700	65,226
Yankuang Energy Group Co., Ltd. – Class H	24,000	44,686

		8,992,799

Industrials – 4.5%
Aerospace & Defense – 0.0%
Bharat Electronics Ltd.	9,118	39,111

Construction & Engineering – 0.1%
Enka Insaat ve Sanayi AS	48,693	102,818

Electrical Equipment – 0.6%
Contemporary Amperex Technology Co., Ltd. – Class A	9,000	534,083
HD Hyundai Electric Co., Ltd.	169	95,770
Sungrow Power Supply Co., Ltd. – Class A	16,900	377,015

		1,006,868

Ground Transportation – 0.1%
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	303,400	217,892

Industrial Conglomerates – 0.2%
Astra International Tbk PT	214,200	79,075
Sime Darby Bhd	173,700	97,698
SK Square Co., Ltd.(b)	38	12,511
SK, Inc.	475	97,657

		286,941

Machinery – 1.8%
Ashok Leyland Ltd.	91,129	149,880
Cummins India Ltd.	1,654	79,985
HD Korea Shipbuilding & Offshore Engineering Co., Ltd.	3,467	803,537
Weichai Power Co., Ltd. – Class A	6,200	22,099
Yutong Bus Co., Ltd. – Class A	326,299	1,698,850

		2,754,351

ABFunds.com	AB Emerging Markets Multi-Asset Portfolio 5

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Marine Transportation – 0.2%
COSCO SHIPPING Holdings Co., Ltd. – Class A	44,600	$97,661
COSCO SHIPPING Holdings Co., Ltd. – Class H	51,000	97,118
Evergreen Marine Corp. Taiwan Ltd.	15,000	94,619

		289,398

Passenger Airlines – 1.4%
Eva Airways Corp.	77,000	82,963
Latam Airlines Group SA (ADR)(b)	40,943	2,024,222

		2,107,185

Professional Services – 0.0%
HeadHunter Group PLC (ADR)(b)(c)(d)	18,930	– 0	–

Transportation Infrastructure – 0.1%
Grupo Aeroportuario del Sureste SAB de CV	660	22,257
International Container Terminal Services, Inc.	17,140	194,322

		216,579

		7,021,143

Communication Services – 2.9%
Diversified Telecommunication Services – 0.1%
Hellenic Telecommunications Organization SA	3,277	61,816
LG Uplus Corp.	9,779	101,698

		163,514

Interactive Media & Services – 1.3%
NAVER Corp.	1,995	271,616
Tencent Holdings Ltd. – Class H	28,900	1,822,792

		2,094,408

Media – 0.1%
Cheil Worldwide, Inc.	7,262	91,217

Wireless Telecommunication Services – 1.4%
Advanced Info Service PCL	1,900	21,489
Maxis Bhd	65,000	57,929
Mobile Telecommunications Co. KSCP	57,349	105,618
SK Telecom Co., Ltd.(b)	1,202	62,192
TIM SA/Brazil	369,500	1,958,835

		2,206,063

		4,555,202

Real Estate – 1.9%
Real Estate Management & Development – 1.9%
Aldar Properties PJSC	58,058	125,488
C&D International Investment Group Ltd. – Class H	38,000	61,474
Emaar Development PJSC	296,327	1,121,714
Emaar Properties PJSC	485,016	1,587,185

		2,895,861

6 AB Emerging Markets Multi-Asset Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company		Shares	U.S. $ Value

Health Care – 1.0%
Pharmaceuticals – 1.0%
Sino Biopharmaceutical Ltd. – Class H		1,993,000	$1,514,124

Consumer Staples – 0.8%
Food & Staples Retailing – 0.0%
Magnit PJSC(b)(c)(d)(e)		1,178	– 0	–

Food Products – 0.5%
AVI Ltd.		93,569	574,257
China Feihe Ltd. – Class H(a)		210,000	93,866
MBRF Global Foods Co. SA		32,500	135,776

			803,899

Household Products – 0.3%
Colgate-Palmolive Co.		4,610	392,910
Kimberly-Clark de Mexico SAB de CV		3,200	7,577

			400,487

			1,204,386

Utilities – 0.2%
Electric Utilities – 0.2%
CEZ AS		1,801	101,783
Korea Electric Power Corp.		3,207	91,176
Manila Electric Co.		8,170	83,045
Power Grid Corp. of India Ltd.		16,622	52,278

			328,282

Total Common Stocks (cost $72,901,978)			100,206,942

		Principal Amount (000)
FIXED INCOME – 25.4%
Sovereign Bonds – 16.9%
Angolan Government International Bond 8.00%, 11/26/2029(a)	U.S.$	274	270,027
9.875%, 03/31/2037(a)		367	360,614
Argentine Republic Government International Bond 0.75%, 07/09/2030(g)		429	359,741
1.00%, 07/09/2029		124	108,782
4.125%, 07/09/2035(g)		447	323,181
5.00%, 01/09/2038(g)		654	492,899
Bahamas Government International Bond 8.25%, 06/24/2036(a)		200	214,056
Bahrain Government International Bond 7.10%, 02/03/2038(a)		236	221,258

ABFunds.com	AB Emerging Markets Multi-Asset Portfolio 7

PORTFOLIO OF INVESTMENTS (continued)

Company		Principal Amount (000)	U.S. $ Value

Benin Sukuk SA 6.20%, 01/29/2033(a)	U.S.$	200	$185,654
Brazilian Government International Bond 5.50%, 02/04/2033		200	196,400
7.125%, 05/13/2054		200	196,000
CBB International Sukuk Programme Co. WLL 5.87%, 02/06/2034(a)		242	224,980
6.12%, 09/03/2034(a)		236	224,453
Chile Electricity Lux MPC II SARL 5.58%, 10/20/2035(a)		196	196,578
Colombia Government International Bond 3.25%, 04/22/2032		200	166,800
6.50%, 01/21/2033		200	195,500
8.00%, 04/20/2033		200	211,150
8.00%, 11/14/2035		1,068	1,118,249
Comision Ejecutiva Hidroelectrica del Rio Lempa 8.65%, 01/24/2033(a)		249	255,785
Costa Rica Government International Bond 7.16%, 03/12/2045(a)		200	213,200
Dominican Republic International Bond 4.875%, 09/23/2032(a)		300	276,525
5.75%, 03/17/2034(a)		465	442,680
6.00%, 02/22/2033(a)		219	213,470
6.60%, 06/01/2036(a)		306	306,841
6.95%, 03/15/2037(a)		560	569,506
8.625%, 04/20/2027(a)		133	135,067
Eagle Funding Luxco SARL 5.50%, 08/17/2030(a)		374	374,935
Ecuador Government International Bond 5.00%, 07/31/2040(a)(g)		233	181,672
6.90%, 07/31/2035(a)(g)		365	320,409
Egypt Government International Bond 7.05%, 01/15/2032(a)		200	189,200
7.60%, 03/01/2029(a)(g)		600	612,021
7.625%, 05/29/2032(a)		200	191,900
8.50%, 01/31/2047(a)		224	193,060
8.625%, 02/04/2030(a)		260	268,551
8.70%, 03/01/2049(a)		235	205,094
El Salvador Government International Bond 7.65%, 06/15/2035(a)		174	170,346
8.625%, 02/28/2029(a)		506	528,011
Georgia Government International Bond 5.125%, 01/28/2031(a)		200	192,374
Ghana Government International Bond Zero Coupon, 07/03/2026(a)		6	5,423
Zero Coupon, 01/03/2030(a)		63	53,072
5.00%, 07/03/2035(a)(g)		582	494,408

8 AB Emerging Markets Multi-Asset Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company		Principal Amount (000)	U.S. $ Value

Hazine Mustesarligi Varlik Kiralama AS 6.75%, 09/01/2030(a)	U.S.$	210	$210,165
Hungary Government International Bond 6.75%, 09/25/2052(a)		238	245,345
Indonesia Government International Bond 3.05%, 03/12/2051		213	133,125
3.20%, 09/23/2061		211	126,773
4.35%, 01/11/2048		257	208,095
Ivory Coast Government International Bond 5.75%, 12/31/2032(a)(g)		93	91,447
7.625%, 01/30/2033(a)		271	275,539
Jamaica Government International Bond 8.00%, 03/15/2039		308	354,200
Jordan Government International Bond 7.50%, 01/13/2029(a)		200	205,637
7.75%, 01/15/2028(a)		330	337,379
Lebanon Government International Bond Series 10Y 6.00%, 01/27/2023(a)(b)(h)		36	8,478
6.85%, 03/23/2027(a)(b)(i)		481	113,275
8.25%, 04/12/2021(a)(b)(h)		43	10,277
Series E 6.10%, 10/04/2022(a)(b)(h)		216	50,868
Mexico Government International Bond 5.625%, 09/22/2035		285	275,595
Nigeria Government International Bond 7.625%, 11/28/2047(a)		200	182,000
8.375%, 03/24/2029(a)		686	718,585
9.13%, 01/13/2046(a)		260	271,180
Oman Government International Bond 7.375%, 10/28/2032(a)		200	222,238
Pakistan Government International Bond 8.875%, 04/08/2051(a)		200	177,686
Panama Government International Bond 3.87%, 07/23/2060		370	240,130
4.30%, 04/29/2053		424	309,096
5.23%, 02/23/2034		622	601,780
5.66%, 02/23/2038		387	371,274
Paraguay Government International Bond 5.40%, 03/30/2050(a)		249	221,610
Republic of Kenya Government International Bond 7.875%, 02/26/2034(a)		511	464,295
Republic of South Africa Government International Bond Series 10Y 4.85%, 09/30/2029		365	357,518

ABFunds.com	AB Emerging Markets Multi-Asset Portfolio 9

PORTFOLIO OF INVESTMENTS (continued)

Company		Principal Amount (000)	U.S. $ Value

Series 30Y 5.00%, 10/12/2046	U.S.$	296	$212,380
5.65%, 09/27/2047		568	441,620
Republic of Uzbekistan International Bond 6.95%, 05/25/2032(a)		448	467,098
Romanian Government International Bond 3.00%, 02/14/2031(a)		446	391,566
3.625%, 03/27/2032(a)		238	208,594
4.00%, 02/14/2051(a)		210	135,114
5.75%, 09/16/2030(a)		208	207,116
5.75%, 03/24/2035(a)		134	126,221
5.75%, 07/04/2036(a)		286	264,870
5.875%, 01/30/2029(a)		160	161,147
6.625%, 05/16/2036(a)		170	168,647
7.50%, 02/10/2037(a)		280	294,106
Saudi Government International Bond 5.625%, 01/13/2035(a)		438	451,977
Senegal Government International Bond Series 7Y 7.75%, 06/10/2031(a)		682	392,832
6.75%, 03/13/2048(a)		200	100,750
Sri Lanka Government International Bond 3.35%, 03/15/2033(a)(g)		377	313,938
3.60%, 05/15/2036(a)(g)		252	222,737
3.60%, 02/15/2038(a)(g)		110	98,419
4.00%, 04/15/2028(a)		147	140,617
Suriname Government International Bond 7.70%, 11/06/2030(a)		325	328,250
Trinidad & Tobago Government International Bond 6.40%, 06/26/2034(a)		200	198,800
6.50%, 01/28/2036(a)		200	198,000
Turkiye Government International Bond Series 10Y 5.875%, 06/26/2031		328	313,814
Series 31Y 6.625%, 02/17/2045		200	169,500
6.50%, 01/03/2035		287	269,063
6.95%, 09/16/2035		200	191,750
7.125%, 07/17/2032		200	199,032
7.25%, 05/29/2032		200	200,394
Ukraine Government International Bond Zero Coupon, 02/01/2035(a)(g)		151	69,090
4.50%, 02/01/2029(a)(g)		147	103,230
4.50%, 02/01/2034(a)(g)		209	110,738
4.50%, 02/01/2035(a)(g)		344	179,086
4.50%, 02/01/2036(a)(g)		213	109,044

10 AB Emerging Markets Multi-Asset Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company		Principal Amount (000)	U.S. $ Value

Venezuela Government International Bond 11.95%, 08/05/2031(a)(b)(i)	U.S.$	265	$134,631
12.75%, 08/23/2022(a)(b)(h)		254	127,829
Zambia Government International Bond 0.50%, 12/31/2053(a)		132	86,066

			26,231,528

Corporate Bonds – 4.3%
Adani Ports & Special Economic Zone Ltd. 3.10%, 02/02/2031(a)		200	174,600
Aegea Finance SARL 7.625%, 01/20/2036(a)		200	179,558
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(a)		187	173,213
Bank Leumi Le-Israel BM 7.13%, 07/18/2033(a)		200	205,637
Braskem Netherlands Finance BV 4.50%, 01/10/2028(a)		400	190,400
Champion MTN Ltd. Series E 2.95%, 06/15/2030(a)		200	172,728
Credicorp Capital Sociedad Titulizadora SA 10.10%, 12/15/2043(a)	PEN	500	155,895
Ecopetrol SA 5.875%, 05/28/2045	U.S.$	120	88,080
8.375%, 01/19/2036		79	79,976
8.625%, 01/19/2029		893	942,428
8.875%, 01/13/2033		120	126,660
Empresa Distribuidora Y Comercializadora Norte 9.75%, 10/24/2030(a)		55	55,206
Empresas Publicas de Medellin ESP 8.375%, 11/08/2027(a)	COP	418,000	103,247
Grupo Televisa SAB 6.625%, 01/15/2040	U.S.$	27	21,667
8.50%, 03/11/2032		20	21,025
JSW Hydro Energy Ltd. 4.125%, 05/18/2031(a)		139	127,255
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(a)		260	245,531
Limak Yenilenebilir Enerji AS 9.625%, 08/12/2030(a)		200	193,500
Medco Cypress Tree Pte. Ltd. 8.625%, 05/19/2030(a)		250	256,875
Muthoot Finance Ltd. 6.375%, 03/02/2030(a)		200	197,000
Navoi Mining & Metallurgical Combinat 6.70%, 10/17/2028(a)		200	203,569
OCP SA 7.50%, 05/02/2054(a)		200	209,663

ABFunds.com	AB Emerging Markets Multi-Asset Portfolio 11

PORTFOLIO OF INVESTMENTS (continued)

Company		Principal Amount (000)	U.S. $ Value

Orbia Advance Corp. SAB de CV 7.50%, 05/13/2035(a)	U.S.$	200	$189,380
Port Of Spain Waterfront Development 7.875%, 02/19/2040(a)		373	371,306
Prosus NV 4.99%, 01/19/2052(a)		200	151,864
Raizen Fuels Finance SA 6.25%, 07/08/2032(a)(b)(i)		400	222,896
Sasol Financing USA LLC 8.75%, 05/03/2029(a)		200	208,641
8.75%, 04/10/2033(a)		200	198,820
Stillwater Mining Co. 4.00%, 11/16/2026(a)		200	198,376
Telecom Argentina SA 9.25%, 05/28/2033(a)		60	62,123
Transportadora de Gas del Sur SA 7.75%, 11/20/2035(a)		41	41,392
Turk Ekonomi Bankasi AS 9.375%, 09/11/2029(a)(j)		200	202,908
Uzauto Motors AJ 7.375%, 11/19/2030(a)		200	200,038
Vale Overseas Ltd. 6.00%, 02/25/2056(a)		200	197,380
Volcan Cia Minera SAA 8.50%, 10/28/2032(a)		167	169,906
Yapi ve Kredi Bankasi AS 9.74%, 04/04/2029(a)(j)		200	201,644

			6,740,387

Quasi-Sovereign Bonds – 2.6%
Banco Nacional de Panama 2.50%, 08/11/2030(a)		200	176,647
Caixa Economica Federal 5.625%, 05/13/2030(a)		200	201,480
Comision Federal de Electricidad 6.50%, 01/28/2051(a)		200	192,750
Series E 5.00%, 09/29/2036(f)		187	173,531
Corp. Nacional del Cobre de Chile 3.70%, 01/30/2050(a)		200	135,750
5.95%, 01/08/2034(a)		718	734,780
Empresa Nacional del Petroleo 4.50%, 09/14/2047(a)		300	241,110
Pertamina Persero PT 2.30%, 02/09/2031(a)		200	175,600
Petroleos de Venezuela SA 5.375%, 04/12/2027(a)(b)(i)		706	234,037
9.00%, 11/17/2021(a)(b)(h)		128	49,515

12 AB Emerging Markets Multi-Asset Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company		Principal Amount (000)	U.S. $ Value

Petroleos Mexicanos 5.50%, 06/27/2044	U.S.$	271	$200,960
5.625%, 01/23/2046		372	272,490
6.375%, 01/23/2045		300	236,400
8.75%, 06/02/2029		175	183,995
TC Ziraat Bankasi AS 8.00%, 01/16/2029(a)		200	206,006
Transnet/South Africa 8.25%, 02/06/2028(a)		200	206,800
Turkiye Ihracat Kredi Bankasi AS 6.875%, 07/03/2028(a)		200	202,252
9.00%, 01/28/2027(a)		200	205,034

			4,029,137

Emerging Markets – Treasuries – 1.6%
Brazil Notas do Tesouro Nacional Series F 10.00%, 01/01/2031	BRL	3,030	511,115
10.00%, 01/01/2035		5,637	884,970
Colombian TES Series B 13.25%, 02/09/2033	COP	395,700	105,848
Republic of South Africa Government Bond Series 2048 8.75%, 02/28/2048	ZAR	18,117	967,755

			2,469,688

Total Fixed Income (cost $39,890,243)			39,470,740

		Shares
PREFERRED STOCKS – 0.0%
Consumer Discretionary – 0.0%
Automobile Components – 0.0%
TVS Motor Co., Ltd. 6.00%(b)(c)(d) (cost $0)		6,972	750

		Principal Amount (000)
SHORT-TERM INVESTMENTS – 8.8%
Treasury Bills – 7.3%
United States – 7.3%
U.S. Treasury Bill Zero Coupon, 05/28/2026	U.S.$	3,500	3,479,879
Zero Coupon, 06/25/2026		4,700	4,660,217

ABFunds.com	AB Emerging Markets Multi-Asset Portfolio 13

PORTFOLIO OF INVESTMENTS (continued)

Company		Principal Amount (000)	U.S. $ Value

Zero Coupon, 07/21/2026	U.S.$	3,100	$3,065,571

Total Treasury Bills (cost $11,205,366)			11,205,667

		Shares
Investment Companies – 1.2%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.50%(k)(l)(m) (cost $1,890,482)		1,890,482	1,890,482

		Principal Amount (000)
Time Deposits – 0.3%
ANZ, Hong Kong 2.71%, 04/01/2026	AUD	12	8,428
Citibank, London
0.85%, 04/01/2026	EUR	15	17,715
2.67%, 04/01/2026	GBP	2	2,677
HSBC, Hong Kong
1.20%, 04/01/2026	HKD	296	37,774
HSBC, Singapore
0.26%, 04/01/2026	SGD	1	747
JPMorgan Chase, New York
2.98%, 04/01/2026	U.S.$	400	400,000
Nordea, Oslo
2.65%, 04/01/2026	NOK	2	197
Royal Bank of Canada, Toronto
1.08%, 04/01/2026	CAD	4	2,682
SEB, Stockholm
(0.57)%,04/01/2026	CHF	1	1,568
0.80%, 04/01/2026	SEK	10	1,036
SMBC, Tokyo
0.20%, 04/01/2026	JPY	4,961	31,258
Standard Chartered Bank, Johannesburg
4.22%, 04/01/2026	ZAR	223	13,172

Total Time Deposits (cost $517,254)			517,254

Total Short-Term Investments (cost $13,613,102)			13,613,403

Total Investments Before Security Lending Collateral for Securities Loaned – 98.8%
(cost $126,405,323)			153,291,835

14 AB Emerging Markets Multi-Asset Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.1%
Investment Companies – 0.1%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.50%(k)(l)(m) (cost $195,020)	195,020	$195,020

Total Investments – 98.9% (cost $126,600,343)		153,486,855
Other assets less liabilities – 1.1%		1,719,072

Net Assets – 100.0%		$155,205,927

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
MSCI Emerging Markets Index Futures	176	June 2026	$12,800,480	$(224,518)
U.S. T-Note 5 Yr (CBT) Futures	43	June 2026	4,651,726	(16,336)
U.S. T-Note 10 Yr (CBT) Futures	9	June 2026	999,422	(19,961)
U.S. Ultra Bond (CBT) Futures	20	June 2026	2,331,250	(66,890)

Sold Contracts
U.S. 10 Yr Ultra Futures	2	June 2026	227,031	(125)
U.S. Long Bond (CBT) Futures	1	June 2026	113,875	3,727
U.S. T-Note 2 Yr (CBT) Futures	9	June 2026	1,867,008	5,867

				$(318,236)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	BRL	3,328	USD	631	04/02/2026	$(11,590)
Bank of America NA	USD	638	BRL	3,328	04/02/2026	4,869
Bank of America NA	USD	99	KRW	144,366	04/14/2026	(3,187)
Bank of America NA	USD	915	IDR	15,459,783	04/23/2026	(4,425)
Bank of America NA	COP	5,750,309	USD	1,554	05/14/2026	5,661
Bank of America NA	USD	737	PEN	2,578	05/14/2026	2,521
Barclays Bank PLC	BRL	363	USD	69	04/02/2026	(1,262)
Barclays Bank PLC	USD	70	BRL	363	04/02/2026	531
Barclays Bank PLC	KRW	304,556	USD	205	04/14/2026	2,381
Barclays Bank PLC	USD	674	KRW	985,243	04/14/2026	(18,867)
Barclays Bank PLC	IDR	30,332,641	USD	1,799	04/23/2026	11,769
Barclays Bank PLC	USD	1,546	PHP	91,811	04/23/2026	(32,378)
Barclays Bank PLC	BRL	870	USD	165	05/05/2026	(1,553)

ABFunds.com	AB Emerging Markets Multi-Asset Portfolio 15

PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	USD	34	BRL	182	05/05/2026	$393
Barclays Bank PLC	USD	347	COP	1,291,525	05/14/2026	604
Barclays Bank PLC	USD	1,112	HUF	372,687	05/20/2026	5,095
Barclays Bank PLC	USD	169	MYR	660	06/18/2026	(5,630)
BNP Paribas SA	BRL	250	USD	48	04/02/2026	(366)
BNP Paribas SA	USD	48	BRL	250	04/02/2026	747
BNP Paribas SA	USD	114	COP	431,488	05/14/2026	1,838
Brown Brothers Harriman & Co.	EUR	261	USD	312	04/16/2026	9,676
Brown Brothers Harriman & Co.	USD	306	EUR	259	04/16/2026	(6,578)
Brown Brothers Harriman & Co.	USD	39	ZAR	661	04/24/2026	353
Brown Brothers Harriman & Co.	USD	925	ZAR	15,303	04/24/2026	(21,798)
Brown Brothers Harriman & Co.	ZAR	26,955	USD	1,659	04/24/2026	68,698
Brown Brothers Harriman & Co.	ZAR	2,567	USD	151	04/24/2026	(782)
Brown Brothers Harriman & Co.	CZK	11,688	USD	549	05/20/2026	(1,386)
Brown Brothers Harriman & Co.	PLN	596	USD	162	05/20/2026	968
Brown Brothers Harriman & Co.	PLN	598	USD	160	05/20/2026	(667)
Brown Brothers Harriman & Co.	USD	298	CZK	6,292	05/20/2026	(1,616)
Brown Brothers Harriman & Co.	MXN	11,847	USD	669	05/21/2026	10,783
Brown Brothers Harriman & Co.	USD	484	MXN	8,737	05/21/2026	1,139
Brown Brothers Harriman & Co.	USD	130	MXN	2,317	05/21/2026	(980)
Brown Brothers Harriman & Co.	THB	156,488	USD	4,940	05/22/2026	176,209
Citibank NA	BRL	4,391	USD	838	04/02/2026	(9,251)
Citibank NA	USD	841	BRL	4,391	04/02/2026	6,423
Citibank NA	TWD	99,770	USD	3,158	04/24/2026	44,606
Citibank NA	TWD	3,765	USD	117	04/24/2026	(410)
Citibank NA	USD	3,321	TWD	104,779	04/24/2026	(51,575)
Citibank NA	INR	183,344	USD	2,017	05/13/2026	74,339
Citibank NA	USD	2,848	INR	258,987	05/13/2026	(105,010)
Citibank NA	COP	2,015,079	USD	545	05/14/2026	2,094
Citibank NA	USD	70	COP	263,139	05/14/2026	350
Citibank NA	USD	592	COP	2,190,799	05/14/2026	(1,957)
Citibank NA	USD	3,622	HUF	1,216,667	05/20/2026	23,992
Deutsche Bank AG	BRL	3,275	USD	633	04/02/2026	1,045
Deutsche Bank AG	BRL	12,273	USD	2,351	04/02/2026	(17,954)
Deutsche Bank AG	USD	2,963	BRL	15,548	04/02/2026	38,674
Deutsche Bank AG	KRW	3,513,234	USD	2,428	04/14/2026	91,845
Deutsche Bank AG	USD	388	KRW	562,936	04/14/2026	(13,936)
Deutsche Bank AG	TWD	50,919	USD	1,607	04/24/2026	18,441
Deutsche Bank AG	USD	3,079	TWD	97,529	04/24/2026	(35,940)
Deutsche Bank AG	CLP	337,856	USD	372	05/14/2026	7,328
Deutsche Bank AG	USD	107	COP	401,040	05/14/2026	499
Deutsche Bank AG	USD	93	PEN	321	05/14/2026	(1,310)
Goldman Sachs Bank USA	BRL	25,533	USD	4,896	04/02/2026	(32,756)
Goldman Sachs Bank USA	USD	4,919	BRL	25,533	04/02/2026	9,919
Goldman Sachs Bank USA	KRW	1,232,740	USD	847	04/14/2026	26,817
Goldman Sachs Bank USA	IDR	5,209,405	USD	310	04/23/2026	2,791
Goldman Sachs Bank USA	USD	86	IDR	1,464,160	04/23/2026	(20)
Goldman Sachs Bank USA	USD	299	PHP	18,163	04/23/2026	198
Goldman Sachs Bank USA	ZAR	25,604	USD	1,561	04/24/2026	50,768
Goldman Sachs Bank USA	INR	36,296	USD	398	05/13/2026	13,757
Goldman Sachs Bank USA	CLP	72,559	USD	79	05/14/2026	156
Goldman Sachs Bank USA	COP	2,948,439	USD	777	05/14/2026	(17,086)

16 AB Emerging Markets Multi-Asset Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Goldman Sachs Bank USA	USD	5,520	COP	20,954,869	05/14/2026	$121,432
Goldman Sachs Bank USA	MYR	660	USD	168	06/18/2026	4,598
HSBC Bank USA	BRL	40,097	USD	7,627	04/02/2026	(114,137)
HSBC Bank USA	USD	7,661	BRL	40,097	04/02/2026	79,914
HSBC Bank USA	KRW	4,214,788	USD	2,909	04/14/2026	106,387
HSBC Bank USA	USD	6,059	KRW	8,763,054	04/14/2026	(231,206)
HSBC Bank USA	IDR	8,396,438	USD	497	04/23/2026	2,679
HSBC Bank USA	PHP	52,364	USD	886	04/23/2026	22,459
HSBC Bank USA	USD	1,232	ZAR	20,182	04/24/2026	(40,903)
HSBC Bank USA	BRL	10,370	USD	1,955	05/05/2026	(34,117)
HSBC Bank USA	USD	5,471	BRL	29,023	05/05/2026	95,489
HSBC Bank USA	INR	170,152	USD	1,873	05/13/2026	70,370
HSBC Bank USA	CLP	492,673	USD	551	05/14/2026	18,423
HSBC Bank USA	USD	414	CLP	377,771	05/14/2026	(5,663)
HSBC Bank USA	PLN	23,520	USD	6,368	05/20/2026	32,552
Morgan Stanley Capital Services LLC	BRL	1,791	USD	346	04/02/2026	244
Morgan Stanley Capital Services LLC	BRL	367	USD	70	04/02/2026	(538)
Morgan Stanley Capital Services LLC	USD	412	BRL	2,158	04/02/2026	4,436
Morgan Stanley Capital Services LLC	USD	117	KRW	167,110	04/14/2026	(5,471)
Morgan Stanley Capital Services LLC	IDR	1,836,254	USD	109	04/23/2026	918
Morgan Stanley Capital Services LLC	USD	1,174	ZAR	18,746	04/24/2026	(67,711)
Morgan Stanley Capital Services LLC	INR	52,539	USD	577	05/13/2026	20,167
Morgan Stanley Capital Services LLC	PEN	6,056	USD	1,729	05/14/2026	(6,912)
Morgan Stanley Capital Services LLC	USD	196	PEN	671	05/14/2026	(3,441)
Morgan Stanley Capital Services LLC	MXN	75,261	USD	4,249	05/21/2026	67,793
Morgan Stanley Capital Services LLC	MYR	716	USD	182	06/18/2026	4,399
Standard Chartered Bank	ZAR	13,457	USD	829	04/24/2026	35,147
UBS AG	IDR	2,530,166	USD	151	04/23/2026	1,671
UBS AG	CLP	4,703,048	USD	5,126	05/14/2026	44,962
UBS AG	CNH	22,887	USD	3,332	05/22/2026	(2,821)
UBS AG	USD	1,197	CNH	8,220	05/22/2026	1,013

						$540,140

ABFunds.com	AB Emerging Markets Multi-Asset Portfolio 17

PORTFOLIO OF INVESTMENTS (continued)

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	5,420	06/06/2028	1 Day SOFR	3.630%	Annual	$(19,497)	$	– 0	–	$(19,497)
BRL	15,225	01/02/2029	1 Day CDI	13.828%	Maturity	7,004		– 0	–	7,004
BRL	9,236	01/02/2029	1 Day CDI	12.618%	Maturity	(37,970)		– 0	–	(37,970)
BRL	4,005	01/02/2029	1 Day CDI	12.682%	Maturity	(15,515)		– 0	–	(15,515)
BRL	3,880	01/02/2029	1 Day CDI	13.220%	Maturity	(6,554)		– 0	–	(6,554)
BRL	3,568	01/02/2029	1 Day CDI	13.020%	Maturity	(8,653)		– 0	–	(8,653)
BRL	3,398	01/02/2029	1 Day CDI	12.555%	Maturity	(14,001)		– 0	–	(14,001)
BRL	3,398	01/02/2029	1 Day CDI	12.490%	Maturity	(14,846)		– 0	–	(14,846)
BRL	2,442	01/02/2029	1 Day CDI	13.993%	Maturity	2,584		– 0	–	2,584
USD	1,910	09/13/2029	1 Day SOFR	3.138%	Annual	(35,715)		– 0	–	(35,715)
BRL	4,176	01/02/2031	1 Day CDI	13.185%	Maturity	(11,712)		– 0	–	(11,712)
BRL	3,338	01/02/2031	1 Day CDI	13.500%	Maturity	(4,035)		– 0	–	(4,035)
BRL	916	01/02/2031	1 Day CDI	13.500%	Maturity	(1,112)		– 0	–	(1,112)

						$(160,022)	$	– 0	–	$(160,022)

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At March 31, 2026, the aggregate market value of these securities amounted to $28,366,490 or 18.28% of net assets.

(b)	Non-income producing security.

(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(d)	Fair valued by the Adviser.

(e)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value		Percentage of Net Assets
Gazprom PJSC	10/27/2021 - 02/15/2022	$759,951	$ – 0	–	0.00%
LUKOIL PJSC	01/11/2016 - 02/15/2022	959,077	– 0	–	0.00%
Magnit PJSC	04/15/2020 - 06/30/2021	46,303	– 0	–	0.00%
Polyus PJSC (GDR)	09/06/2019 - 04/27/2022	4,388	– 0	–	0.00%
Sberbank of Russia PJSC	04/07/2020 - 08/18/2020	405,713	– 0	–	0.00%

(f)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.11% of net assets as of March 31, 2026, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value		Percentage of Net Assets
Comision Federal de Electricidad Series E 5.00%, 09/29/2036	09/15/2021	$196,215	$173,531		0.11%
PhosAgro PJSC (GDR)	06/30/2021	447	– 0	–	0.00%
PhosAgro PJSC (GDR REG S)	06/30/2021	89,310	– 0	–	0.00%

18 AB Emerging Markets Multi-Asset Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

(g)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at March 31, 2026.

(h)	Defaulted matured security.

(i)	Defaulted.

(j)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(k)	The rate shown represents the 7-day yield as of period end.

(l)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(m)	Affiliated investments.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

COP – Colombian Peso

CZK – Czech Koruna

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

HUF – Hungarian Forint

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

PEN – Peruvian Sol

PHP – Philippine Peso

PLN – Polish Zloty

SEK – Swedish Krona

SGD – Singapore Dollar

THB – Thailand Baht

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

CBT – Chicago Board of Trade

CDI – Brazil CETIP Interbank Deposit Rate

GDR – Global Depositary Receipt

MSCI – Morgan Stanley Capital International

MTN – Medium Term Note

PJSC – Public Joint Stock Company

REG – Registered Shares

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

ABFunds.com	AB Emerging Markets Multi-Asset Portfolio 19

STATEMENT OF ASSETS & LIABILITIES

March 31, 2026

Assets
Investments in securities, at value
Unaffiliated issuers (cost $124,514,841)	$151,401,353	(a)
Affiliated issuers (cost $2,085,502—including investment of cash collateral for securities loaned of $195,020)	2,085,502
Cash	1,377
Cash collateral due from broker	1,132,582
Foreign currencies, at value (cost $329,420)	303,431
Unrealized appreciation on forward currency exchange contracts	1,453,330
Unaffiliated dividends and interest receivable	904,558
Receivable for investment securities sold and foreign currency transactions	534,761
Receivable for variation margin on futures	481,615
Receivable for capital stock sold	94,643
Receivable for variation margin on centrally cleared swaps	58,806
Receivable due from Adviser	28,598
Affiliated dividends receivable	15,716

Total assets	158,496,272

Liabilities
Payable for investment securities purchased	1,439,372
Unrealized depreciation on forward currency exchange contracts	913,190
Payable for collateral received on securities loaned	195,020
Custody and accounting fees payable	178,142
Payable for capital gains taxes	152,949
Advisory fee payable	110,152
Administrative fee payable	67,635
Payable for capital stock redeemed	38,735
Directors’ fee payable	4,789
Transfer Agent fee payable	3,227
Distribution fee payable	1,040
Accrued expenses	186,094

Total liabilities	3,290,345

Net Assets	$155,205,927

Composition of Net Assets
Capital stock, at par	$1,442
Additional paid-in capital	140,337,429
Distributable earnings	14,867,056

	$155,205,927

Net Asset Value Per Share—33 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$5,539,746	515,859	$10.74	*

C	$81,892	7,663	$10.69

Advisor	$149,285,347	13,866,104	$10.77

I	$298,942	28,098	$10.64

(a)	Includes securities on loan with a value of $185,593 (See Note E).

*	The maximum offering price per share for Class A shares was $11.22, which reflects a sales charge of 4.25%.

See notes to financial statements.

20 AB Emerging Markets Multi-Asset Portfolio	ABFunds.com

STATEMENT OF OPERATIONS

Year Ended March 31, 2026

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $420,541)	$3,133,618
Affiliated issuers	138,335
Interest (net of foreign taxes withheld of $1)	3,087,946
Securities lending income, net	1,427	$6,361,326

Expenses
Advisory fee (see Note B)	1,239,756
Transfer agency—Class A	871
Transfer agency—Class C	58
Transfer agency—Advisor Class	36,215
Transfer agency—Class I	423
Distribution fee—Class A	8,234
Distribution fee—Class C	1,275
Custody and accounting	258,377
Audit and tax	126,892
Administrative	89,958
Registration fees	67,423
Legal	59,834
Printing	38,024
Directors’ fees	18,137
Miscellaneous	48,611

Total expenses	1,994,088
Less: expenses waived and reimbursed by the Adviser (see Note B and Note E)	(536,191)

Net expenses		1,457,897

Net investment income		4,903,429

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions(a)		13,814,773
Forward currency exchange contracts		(1,814,676)
Futures		3,062,406
Swaps		(299,161)
Foreign currency transactions		(86,380)
Net change in unrealized appreciation (depreciation) on:
Investments(b)		13,909,379
Forward currency exchange contracts		438,587
Futures		73,265
Swaps		(39,927)
Foreign currency denominated assets and liabilities		(12,653)

Net gain on investment and foreign currency transactions		29,045,613

Net Increase in Net Assets from Operations		$33,949,042

(a)	Net of foreign realized capital gains taxes of $72,368.

(b)	Net of decrease in accrued foreign capital gains taxes on unrealized gains of $88,973.

See notes to financial statements.

ABFunds.com	AB Emerging Markets Multi-Asset Portfolio 21

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended March 31, 2026		Year Ended March 31, 2025
Increase in Net Assets from Operations
Net investment income	$4,903,429		$4,866,720
Net realized gain on investment and foreign currency transactions	14,676,962		8,040,903
Net change in unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities	14,368,651		1,649,856

Net increase in net assets from operations	33,949,042		14,557,479
Distributions to Shareholders
Class A	(101,693)		(135,991)
Class C	(3,434)		(8,937)
Advisor Class	(4,921,417)		(6,693,554)
Class I	(12,478)		(18,792)
Class Z	– 0	–	(106)
Capital Stock Transactions
Net decrease	(3,382,162)		(10,208,674)

Total increase (decrease)	25,527,858		(2,508,575)
Net Assets
Beginning of period	129,678,069		132,186,644

End of period	$155,205,927		$129,678,069

See notes to financial statements.

22 AB Emerging Markets Multi-Asset Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS

March 31, 2026

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Company, which is a Maryland corporation, operates as a series company comprised of 10 portfolios currently in operation. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Emerging Markets Multi-Asset Portfolio (the “Fund”), a diversified portfolio. The Fund offers Class A, Class C, Advisor Class and Class I shares. Class B, Class R, Class K, Class T, Class Z, Class 1 and Class 2 shares have been authorized but currently are not offered. Effective May 20, 2024, Class R and Class K were liquidated. Effective August 30, 2024, Class Z was liquidated. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class and Class I shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All 11 classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Company’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

ABFunds.com	AB Emerging Markets Multi-Asset Portfolio 23

NOTES TO FINANCIAL STATEMENTS (continued)

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed and over-the-counter (“OTC”) options, including flexible exchange-traded options (“Flex Options”), are typically valued at transaction price on the trade date. On days when a trade does not occur, these options are valued using models that consider the terms of the option and relevant market inputs; open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the

24 AB Emerging Markets Multi-Asset Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available

ABFunds.com	AB Emerging Markets Multi-Asset Portfolio 25

NOTES TO FINANCIAL STATEMENTS (continued)

prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2026:

Investments in Securities	Level 1			Level 2		Level 3			Total
Assets:
Common Stocks:
Information Technology	$	– 0	–	$33,215,965		$	– 0	–	$33,215,965
Financials		5,852,747		14,735,943			0	#	20,588,690
Consumer Discretionary		3,469,383		6,598,134			– 0	–	10,067,517
Materials		877,213		8,945,760			0	#	9,822,973
Energy		2,578,089		6,414,710			0	#	8,992,799
Industrials		3,963,221		3,057,922			0	#	7,021,143
Communication Services		2,126,269		2,428,933			– 0	–	4,555,202
Real Estate		– 0	–	2,895,861			– 0	–	2,895,861
Health Care		– 0	–	1,514,124			– 0	–	1,514,124
Consumer Staples		1,110,520		93,866			0	#	1,204,386
Utilities		184,828		143,454			– 0	–	328,282
Fixed Income Securities:
Sovereign Bonds		– 0	–	26,231,528			– 0	–	26,231,528
Corporate Bonds		– 0	–	6,740,387			– 0	–	6,740,387
Quasi-Sovereign Bonds		– 0	–	4,029,137			– 0	–	4,029,137
Emerging Markets—Treasuries		– 0	–	2,469,688			– 0	–	2,469,688
Preferred Stocks		– 0	–	– 0	–		750		750
Short-Term Investments:
Treasury Bills		– 0	–	11,205,667			– 0	–	11,205,667
Investment Companies		1,890,482		– 0	–		– 0	–	1,890,482
Time Deposits		517,254		– 0	–		– 0	–	517,254

26 AB Emerging Markets Multi-Asset Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Investments in Securities	Level 1		Level 2			Level 3			Total
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	$195,020		$	– 0	–	$	– 0	–	$195,020

Total Investments in Securities	22,765,026			130,721,079	+		750		153,486,855
Other Financial Instruments*:
Assets
Futures	9,594			– 0	–		– 0	–	9,594	†
Forward Currency Exchange Contracts	– 0	–		1,453,330			– 0	–	1,453,330
Centrally Cleared Interest Rate Swaps	– 0	–		9,588			– 0	–	9,588	†
Liabilities
Futures	(327,830)			– 0	–		– 0	–	(327,830	)†
Forward Currency Exchange Contracts	– 0	–		(913,190)			– 0	–	(913,190)
Centrally Cleared Interest Rate Swaps	– 0	–		(169,610)			– 0	–	(169,610	)†

Total	$22,446,790			$131,101,197			$750		$153,548,737

#	The Fund held securities with zero market value at period end.

+

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available, see Note A.1.

*

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

†

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

ABFunds.com	AB Emerging Markets Multi-Asset Portfolio 27

NOTES TO FINANCIAL STATEMENTS (continued)

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

28 AB Emerging Markets Multi-Asset Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .85% of the first $1 billion, .80% of the next $1 billion, .75% of the next $1 billion and .70% in excess of $3 billion of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding expenses associated with acquired fund fees and expenses other than the advisory fees of any AB Mutual Funds in which the Fund may invest, interest expense and extraordinary expenses), on an annual basis (“the Expense Caps”) to 1.24%, 1.99%, .99% and .99% of the daily average net assets for the Class A, Class C, Advisor Class and Class I shares, respectively. For the year ended March 31, 2026, such waivers/reimbursements amounted to $529,013. The Expense Caps may not be terminated before July 31, 2026.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the year ended March 31, 2026, the reimbursement for such services amounted to $89,958.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account

ABFunds.com	AB Emerging Markets Multi-Asset Portfolio 29

NOTES TO FINANCIAL STATEMENTS (continued)

services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $18,702 for the year ended March 31, 2026.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $364 from the sale of Class A shares and received $6 and $0 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the year ended March 31, 2026.

The Fund may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the year ended March 31, 2026, such waiver amounted to $6,991.

A summary of the Fund’s transactions in AB mutual funds for the year ended March 31, 2026 is as follows:

Fund	Market Value 3/31/25 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/26 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$8,310		$91,179	$97,599	$1,890	$138
AB Government Money Market Portfolio*	– 0	–	5,270	5,075	195	1

Total					$2,085	$139

*	Investment of cash collateral for securities lending transactions (see Note E).

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares and 1% of the Fund’s average daily net assets attributable to Class C shares. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A share’s average daily net assets. There are no

30 AB Emerging Markets Multi-Asset Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

distribution and servicing fees on Advisor Class and Class I shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operation, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $10,406 for Class C shares. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, and the share class is active, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs, incurred by the Distributor, beyond the current fiscal period for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended March 31, 2026, were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$142,280,521	$150,159,879
U.S. government securities	49,740,212	39,190,874

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

Cost	$128,390,238
Gross unrealized appreciation	$35,445,682
Gross unrealized depreciation	(10,190,562)

Net unrealized appreciation	$25,255,120

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging

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NOTES TO FINANCIAL STATEMENTS (continued)

purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the year ended March 31, 2026, the Fund held forward currency exchange contracts for hedging and non-hedging purposes.

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Fund enters into futures, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the exchange on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

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Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the year ended March 31, 2026, the Fund held futures for hedging and non-hedging purposes.

•	Swaps

The Fund may enter into swaps for investment purposes or to hedge its exposure to interest rates, credit risk or inflation. The Fund may also enter into swaps for non-hedging purposes as a means of gaining market exposures including by making direct investments in foreign currencies, as described below under “Currency Transactions”. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indexes for a specified amount of an underlying asset or inflation. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates, inflation or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps on the statement of operations, in addition to any realized gain (loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the

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NOTES TO FINANCIAL STATEMENTS (continued)

contract. Amortized upfront premiums are included in net realized gain (loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate, inflation and credit default swaps, are subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the clearinghouse on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Fund may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Fund

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NOTES TO FINANCIAL STATEMENTS (continued)

anticipates purchasing at a later date. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

During the year ended March 31, 2026, the Fund held interest rate swaps for hedging and non-hedging purposes.

Credit Default Swaps:

The Fund may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Fund, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Fund may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same referenced obligation with the same counterparty.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Fund is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Fund.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied

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NOTES TO FINANCIAL STATEMENTS (continued)

spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the year ended March 31, 2026, the Fund held credit default swaps for hedging and non-hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty tables below for additional details.

During the year ended March 31, 2026, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on futures	$9,594	*	Payable for variation margin on futures	$103,312	*

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NOTES TO FINANCIAL STATEMENTS (continued)

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	Receivable for variation margin on centrally cleared swaps	$9,588	*	Payable for variation margin on centrally cleared swaps	$169,610	*

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	1,453,330		Unrealized depreciation on forward currency exchange contracts	913,190

Equity contracts				Payable for variation margin on futures	224,518	*

Total		$1,472,512			$1,410,630

*

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain/(loss) on swaps; Net change in unrealized appreciation (depreciation) on swaps	$(94,887)	$(37,463)

Interest rate contracts	Net realized gain/(loss) on futures; Net change in unrealized appreciation (depreciation) on futures	101,149	(155,851)

Foreign currency contracts	Net realized gain/(loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) on forward currency exchange contracts	(1,814,676)	438,587

Credit contracts	Net realized gain/(loss) on swaps; Net change in unrealized appreciation (depreciation) on swaps	(204,274)	(2,464)

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NOTES TO FINANCIAL STATEMENTS (continued)

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)

Equity contracts	Net realized gain/(loss) on futures; Net change in unrealized appreciation (depreciation) on futures	$2,961,257	$229,116

Total		$948,569	$471,925

The following table represents the average monthly volume of the Fund’s derivative transactions during the year ended March 31, 2026:

Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$2,780,000	(a)
Average notional amount of sale contracts	$1,766,667	(b)
Centrally Cleared Interest Rate Swaps:
Average notional amount	$9,380,388
Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$37,728,625
Average principal amount of sale contracts	$51,248,557
Futures:
Average notional amount of buy contracts	$22,833,435
Average notional amount of sale contracts	$1,623,215

(a)	Positions were open for six months during the reporting period.

(b)	Positions were open for five months during the reporting period.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of March 31, 2026. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the tables.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Bank of America NA	$13,051	$(13,051)	$	– 0	–	$	– 0	–	$	– 0	–
Barclays Bank PLC	20,773	(20,773)		– 0	–		– 0	–		– 0	–
BNP Paribas SA	2,585	(366)		– 0	–		– 0	–		2,219
Brown Brothers Harriman & Co.	267,826	(33,807)		– 0	–		– 0	–		234,019
Citibank NA	151,804	(151,804)		– 0	–		– 0	–		– 0	–

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NOTES TO FINANCIAL STATEMENTS (continued)

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Cash Collateral Received*	Security Collateral Received*	Net Amount of Derivative Assets
Deutsche Bank AG	$157,832	$(69,140)	$	– 0	–	$	– 0	–	$88,692
Goldman Sachs Bank USA	230,436	(49,862)	– 0	–	– 0	–	180,574
HSBC Bank USA	428,273	(426,026)	– 0	–	– 0	–	2,247
Morgan Stanley Capital Services LLC	97,957	(84,073)	– 0	–	– 0	–	13,884
Standard Chartered Bank	35,147	– 0	–	– 0	–	– 0	–	35,147
UBS AG	47,646	(2,821)	– 0	–	– 0	–	44,825

Total	$1,453,330	$(851,723)	$	– 0	–	$	– 0	–	$601,607	^

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset	Cash Collateral Pledged*	Security Collateral Pledged*	Net Amount of Derivative Liabilities
Bank of America NA	$19,202	$(13,051)	$	– 0	–	$	– 0	–	$6,151
Barclays Bank PLC	59,690	(20,773)	– 0	–	– 0	–	38,917
BNP Paribas SA	366	(366)	– 0	–	– 0	–	– 0	–
Brown Brothers Harriman & Co.	33,807	(33,807)	– 0	–	– 0	–	– 0	–
Citibank NA	168,203	(151,804)	(10,000)	– 0	–	6,399
Deutsche Bank AG	69,140	(69,140)	– 0	–	– 0	–	– 0	–
Goldman Sachs Bank USA	49,862	(49,862)	– 0	–	– 0	–	– 0	–
HSBC Bank USA	426,026	(426,026)	– 0	–	– 0	–	– 0	–
Morgan Stanley Capital Services LLC	84,073	(84,073)	– 0	–	– 0	–	– 0	–
UBS AG	2,821	(2,821)	– 0	–	– 0	–	– 0	–

Total	$913,190	$(851,723)	$(10,000)	$	– 0	–	$51,467	^

*	The actual collateral received/pledged may be more than the amount reported due to overcollateralization.

^

Net amount represents the net receivable (payable) that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and AB Government Money Market Portfolio are reflected in the statement of operations. When the Fund earns net securities lending income from AB Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in the AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

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NOTES TO FINANCIAL STATEMENTS (continued)

A summary of the Fund’s transactions surrounding securities lending for the year ended March 31, 2026 is as follows:

Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*		Income from Borrowers	AB Government Money Market Portfolio
					Income Earned	Advisory Fee Waived
$ 185,593	$195,020	$	– 0 –	$9	$1,418	$187

*	As of March 31, 2026.

NOTE F

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2026	Year Ended March 31, 2025

Class A
Shares sold	352,542	178,750	$3,716,938	$1,563,413

Shares issued in reinvestment of dividends	8,250	12,694	79,676	109,273

Shares converted from Class C	12,035	14,516	115,418	126,964

Shares redeemed	(159,931)	(204,070)	(1,627,900)	(1,793,351)

Net increase	212,896	1,890	$2,284,132	$6,299

Class C
Shares sold	2,623	638	$23,867	$5,528

Shares issued in reinvestment of dividends	296	936	2,810	8,020

Shares converted to Class A	(12,097)	(14,594)	(115,418)	(126,964)

Shares redeemed	(1,278)	(3,559)	(14,140)	(30,398)

Net decrease	(10,456)	(16,579)	$(102,881)	$(143,814)

Advisor Class
Shares sold	1,892,737	1,880,310	$18,834,486	$16,429,250

Shares issued in reinvestment of dividends	397,455	607,690	3,853,845	5,245,881

Shares redeemed	(2,752,487)	(3,580,905)	(28,064,903)	(31,283,948)

Net decrease	(462,295)	(1,092,905)	$(5,376,572)	$(9,608,817)

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NOTES TO FINANCIAL STATEMENTS (continued)

	Shares			Amount
	Year Ended March 31, 2026		Year Ended March 31, 2025	Year Ended March 31, 2026			Year Ended March 31, 2025

Class R
Shares sold	– 0	–	302	$	– 0	–	$2,541

Shares redeemed	– 0	–	(13,762)		– 0	–	(119,580)

Net increase (decrease)	– 0	–	(13,460)	$	– 0	–	$(117,039)

Class K
Shares sold	– 0	–	179	$	– 0	–	$1,505

Shares redeemed	– 0	–	(47,993)		– 0	–	(416,474)

Net increase (decrease)	– 0	–	(47,814)	$	– 0	–	$(414,969)

Class I
Shares sold	2,685		12,182		$26,039		$105,873

Shares issued in reinvestment of dividends	1,319		2,200		12,478		18,791

Shares redeemed	(23,468)		(5,045)		(225,358)		(43,994)

Net increase (decrease)	(19,464)		9,337		$(186,841)		$80,670

Class Z
Shares sold	– 0	–	37	$	– 0	–	$312

Shares issued in reinvestment of dividends	– 0	–	0 (a)		– 0	–	0 (b)

Shares redeemed	– 0	–	(1,295)		– 0	–	(11,316)

Net increase (decrease)	– 0	–	(1,258)	$	– 0	–	$(11,004)

(a)	Amount is less than one share.

(b)	Amount is less than $.50.

NOTE G

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, changing interest rate levels, the imposition of new or additional tariffs, and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

Emerging Market Risk—Investments in emerging market countries may involve more risk than investments in other foreign countries because the

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NOTES TO FINANCIAL STATEMENTS (continued)

markets are less developed, less liquid and are subject to increased potential for market manipulation and increased economic, political, regulatory, or other uncertainties.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns. Emerging market currencies may be more volatile and less liquid, and subject to significantly greater risk of currency controls and convertibility restrictions, than currencies of developed countries.

Country Concentration Risk—The Fund may not be diversified among countries or geographic regions and the effect on the Fund’s net asset value, or NAV, of the specific risks identified above, such as political, regulatory and currency risks, may be magnified due to concentration of the Fund’s investments in a particular country or region, such as China. Risks of the Fund’s investments in securities of companies economically tied to China may include the volatility of the Chinese stock market, the Chinese economy’s heavy dependence on exports, and the continuing importance of the role of the Chinese Government. Recent developments in relations between the U.S. and China have heightened concerns of increased tariffs and restrictions on trade between the two countries. An increase in tariffs or trade restrictions, or even the threat of such developments, could lead to a significant reduction in international trade, which could have a negative impact on the economy of Asian countries and a commensurately negative impact on the Fund. China has a complex territorial dispute regarding the sovereignty of Taiwan and has made threats of invasion. Military conflict between China and Taiwan may adversely affect securities of Chinese, Taiwan-based and other issuers both in and outside the region. While the Chinese economy has grown at a rapid rate in recent years, the rate of growth has been declining, and there can be no assurance that China’s economy will continue to grow in the future.

Allocation Risk—The allocation of Fund assets among different asset classes, such as equity securities, debt securities and currencies, may have a significant effect on the Fund’s NAV when one of these asset classes is performing better or worse than others. The diversification benefits typically associated with investing in both equity and debt securities may be limited in the emerging markets context, as movements in emerging market equity and emerging market debt markets may be more correlated than movements in the equity and debt markets of developed countries.

ABFunds.com	AB Emerging Markets Multi-Asset Portfolio 43

NOTES TO FINANCIAL STATEMENTS (continued)

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Interest-Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Sovereign Debt Risk—Investments in sovereign debt obligations expose the Fund to the direct or indirect consequences of political, social and economic changes in countries that issue the obligations. Such changes may affect a foreign government’s willingness or ability to make timely payments of its obligations. In addition, no established market may exist for many sovereign debt obligations. Reduced secondary market liquidity may have an adverse effect on the market price of an instrument and the Fund’s ability to dispose of particular instruments.

Below Investment Grade Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to factors such as specific corporate developments, interest rate sensitivity and negative perceptions of the junk bond market generally, and may be more difficult to trade than other types of securities.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index,

44 AB Emerging Markets Multi-Asset Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Illiquid Investments Risk—Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Fund shares. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H

Joint Credit Facility

A number of open-end mutual funds and ETFs managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-

term liquidity requirements, which will expire on June 23, 2026. A commitment

ABFunds.com	AB Emerging Markets Multi-Asset Portfolio 45

NOTES TO FINANCIAL STATEMENTS (continued)

fee of 0.15% per annum of the Facility amount is allocated among the participating funds. The portion of the commitment fee allocated to the ETFs is paid by the Adviser pursuant to the ETFs’ unitary fee structure. The Fund did not utilize the Facility during the year ended March 31, 2026.

NOTE I

Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended March 31, 2026 and March 31, 2025 were as follows:

	2026	2025
Distributions paid from:
Ordinary income	$5,039,022	$6,857,380

Total taxable distributions paid	$5,039,022	$6,857,380

As of March 31, 2026, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$586,437
Accumulated capital and other losses	(10,213,666	)(a)
Unrealized appreciation (depreciation)	25,191,497	(b)

Total accumulated earnings (deficit)	$15,564,268	(c)

(a)

As of March 31, 2026, the Fund had a net capital loss carryforward of $10,213,098. During the fiscal year, the Fund utilized $15,846,569 of capital loss carry forwards to offset current year net realized gains. As of March 31, 2026, the cumulative deferred loss on straddles was $568.

(b)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains/losses on certain derivative instruments, the tax treatment of passive foreign investment companies (PFICs), the tax treatment of swaps, and the tax deferral of losses on wash sales.

(c)

The differences between book-basis and tax-basis components of accumulated earnings (deficit) are attributable primarily to the accrual of foreign capital gains tax and the tax treatment of defaulted securities.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of March 31, 2026, the Fund had a net short-term capital loss carryforward of $10,213,098, which may be carried forward for an indefinite period.

During the current fiscal year, permanent differences primarily due to certain non-deductible expenses resulted in a net increase in distributable earnings and a net decrease in additional paid-in capital. These reclassifications had no effect on net assets.

NOTE J

Subsequent Events

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors approved a fiscal year end change for the Fund from March 31 to June 30, which will be effective for fiscal periods after the reporting period of this report.

46 AB Emerging Markets Multi-Asset Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no other material events that would require disclosure in the Fund’s financial statements through this date.

ABFunds.com	AB Emerging Markets Multi-Asset Portfolio 47

FINANCIAL HIGHLIGHTS

Selected Data For A Share of Capital Stock Outstanding Throughout Each Period

Class A
Year Ended March 31,
2026	2025	2024	2023	2022

Net asset value, beginning of period	$ 8.80	$ 8.32	$ 7.65	$ 8.70	$ 10.34

Income From Investment Operations

Net investment income(a)(b)	.31	.31	.28	.33	.31

Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.95	.61	.87	(1.14)	(1.63)

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	2.26	.92	1.15	(.81)	(1.32)

Less: Dividends

Dividends from net investment income	(.32)	(.44)	(.48)	(.24)	(.32)

Net asset value, end of period	$ 10.74	$ 8.80	$ 8.32	$ 7.65	$ 8.70

Total Return

Total investment return based on net asset value(d)	26.14%	11.28%	15.72%	(9.24)%	(13.12)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$5,540	$2,667	$2,504	$2,578	$2,984

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)(f)†	1.24%	1.24%	1.24%	1.25%	1.24%

Expenses, before waivers/reimbursements(e)(f)†	1.61%	1.64%	1.70%	1.69%	1.48%

Net investment income(b)	3.11%	3.51%	3.56%	4.34%	3.12%

Portfolio turnover rate	135%	100%	134%	89%	81%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.01%	.01%	.00%	.00%	.01%

See footnote summary on page 51.

48 AB Emerging Markets Multi-Asset Portfolio	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share of Capital Stock Outstanding Throughout Each Period

Class C
Year Ended March 31,
2026	2025	2024	2023	2022

Net asset value, beginning of period	$ 8.76	$ 8.27	$ 7.61	$ 8.66	$ 10.29

Income From Investment Operations

Net investment income(a)(b)	.25	.23	.22	.28	.24

Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.92	.63	.86	(1.15)	(1.63)

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	2.17	.86	1.08	(.87)	(1.39)

Less: Dividends

Dividends from net investment income	(.24)	(.37)	(.42)	(.18)	(.24)

Net asset value, end of period	$ 10.69	$ 8.76	$ 8.27	$ 7.61	$ 8.66

Total Return

Total investment return based on net asset value(d)	25.16%	10.57%	14.78%	(9.99)%	(13.78)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$82	$159	$287	$452	$769

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)(f)†	1.99%	1.99%	1.99%	2.00%	1.99%

Expenses, before waivers/reimbursements(e)(f)†	2.38%	2.41%	2.45%	2.43%	2.24%

Net investment income(b)	2.57%	2.70%	2.92%	3.67%	2.36%

Portfolio turnover rate	135%	100%	134%	89%	81%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.01%	.01%	.00%	.00%	.01%

See footnote summary on page 51.

ABFunds.com	AB Emerging Markets Multi-Asset Portfolio 49

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share of Capital Stock Outstanding Throughout Each Period

Advisor Class
Year Ended March 31,

2026	2025	2024	2023	2022

Net asset value, beginning of period	$ 8.82	$ 8.34	$ 7.66	$ 8.72	$ 10.36

Income From Investment Operations

Net investment income(a)(b)	.33	.32	.30	.35	.34

Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.96	.62	.88	(1.15)	(1.63)

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	2.29	.94	1.18	(.80)	(1.29)

Less: Dividends

Dividends from net investment income	(.34)	(.46)	(.50)	(.26)	(.35)

Net asset value, end of period	$ 10.77	$ 8.82	$ 8.34	$ 7.66	$ 8.72

Total Return

Total investment return based on net asset value(d)	26.51%	11.54%	16.11%	(9.11)%	(12.87)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$149,285	$126,437	$128,558	$120,675	$148,374

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)(f)†	.99%	.99%	.99%	1.00%	.99%

Expenses, before waivers/reimbursements(e)(f)†	1.36%	1.39%	1.45%	1.44%	1.23%

Net investment income(b)	3.37%	3.70%	3.84%	4.59%	3.36%

Portfolio turnover rate	135%	100%	134%	89%	81%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.01%	.01%	.00%	.00%	.01%

See footnote summary on page 51.

50 AB Emerging Markets Multi-Asset Portfolio	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share of Capital Stock Outstanding Throughout Each Period

Class I
Year Ended March 31,
2026	2025	2024	2023	2022

Net asset value, beginning of period	$ 8.73	$ 8.25	$ 7.58	$ 8.63	$ 10.27

Income From Investment Operations

Net investment income(a)(b)	.34	.32	.28	.30	.35

Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.92	.62	.88	(1.09)	(1.64)

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	2.26	.94	1.16	(.79)	(1.29)

Less: Dividends

Dividends from net investment income	(.35)	(.46)	(.49)	(.26)	(.35)

Net asset value, end of period	$ 10.64	$ 8.73	$ 8.25	$ 7.58	$ 8.63

Total Return

Total investment return based on net asset value(d)	26.36%	11.64%	16.13%	(9.07)%	(12.97)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$299	$415	$315	$213	$67

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)(f)†	.99%	.99%	.99%	1.01%	.99%

Expenses, before waivers/reimbursements(e)(f)†	1.45%	1.48%	1.51%	1.50%	1.22%

Net investment income(b)	3.54%	3.69%	3.65%	4.03%	3.46%

Portfolio turnover rate	135%	100%	134%	89%	81%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.01%	.01%	.00%	.00%	.01%

See footnote summary on page 51.

ABFunds.com	AB Emerging Markets Multi-Asset Portfolio 51

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses but bears proportionate shares of the acquired fund fees and expenses (i.e. operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the years ended March 31, 2026, March 31, 2025, March 31, 2024, March 31, 2023 and March 31, 2022, such waiver amounted to .01%, .01%, .00%, .00% and .01%, respectively.

(f)	The expense ratios presented below exclude interest expense:

	Year Ended March 31,
	2026	2025	2024	2023	2022
Class A
Net of waivers/reimbursements	1.24%	1.24%	1.24%	1.24%	1.24%
Before waivers/reimbursements	1.61%	1.64%	1.70%	1.68%	1.48%
Class C
Net of waivers/reimbursements	1.99%	1.99%	1.99%	1.99%	1.99%
Before waivers/reimbursements	2.38%	2.41%	2.45%	2.42%	2.24%
Advisor Class
Net of waivers/reimbursements	.99%	.99%	.99%	.99%	.99%
Before waivers/reimbursements	1.36%	1.39%	1.45%	1.43%	1.23%
Class I
Net of waivers/reimbursements	.99%	.99%	.99%	.99%	.99%
Before waivers/reimbursements	1.45%	1.48%	1.51%	1.48%	1.22%

See	notes to financial statements.

52 AB Emerging Markets Multi-Asset Portfolio	ABFunds.com

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of

AB Emerging Markets Multi-Asset Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of AB Emerging Markets Multi-Asset Portfolio (the “Fund”) (one of the portfolios constituting AB Cap Fund, Inc. (the “Company”)), including the portfolio of investments, as of March 31, 2026, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting AB Cap Fund, Inc.) at March 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026, by correspondence with the custodian, brokers

ABFunds.com	AB Emerging Markets Multi-Asset Portfolio 53

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (continued)

and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the AB investment companies since 1968.

New York, New York

May 26, 2026

54 AB Emerging Markets Multi-Asset Portfolio	ABFunds.com

2026 FEDERAL TAX INFORMATION

(unaudited)

For Federal income tax purposes, the following information is furnished with respect to the earnings of the Fund for the taxable year ended March 31, 2026.

For individual shareholders, the Fund designates 36.86% of dividends paid as qualified dividend income. For foreign shareholders, 4.23% of ordinary dividends paid may be considered to be qualifying to be taxed as interest-related dividends. The Fund designates $1,827,115 of distributions paid during the fiscal year ended March 31, 2026 as qualifying to be taxed as section 163(j) interest dividends.

The Fund intends to make an election to pass through foreign taxes to its shareholders. For the taxable year ended March 31, 2026, $438,763 of foreign taxes may be passed through and the associated foreign source income for information reporting purposes is $4,713,027.

Shareholders should not use the above information to prepare their income tax returns. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you separately in January 2027.

ABFunds.com	AB Emerging Markets Multi-Asset Portfolio 55

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Cap Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Emerging Markets Multi-Asset Portfolio (the “Fund”) at a meeting held in-person on November 4-6, 2025 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment

56 AB Emerging Markets Multi-Asset Portfolio	ABFunds.com

research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2023 and 2024 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors noted that the Fund was not profitable to the Adviser in the periods reviewed.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain

ABFunds.com	AB Emerging Markets Multi-Asset Portfolio 57

classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Fund’s unprofitability to the Adviser would be exacerbated without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended July 31, 2025 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

58 AB Emerging Markets Multi-Asset Portfolio	ABFunds.com

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year and reflected the impact of the Adviser’s expense cap for the Fund. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was below the medians. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall

ABFunds.com	AB Emerging Markets Multi-Asset Portfolio 59

mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

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AB EMERGING MARKETS MULTI-ASSET PORTFOLIO

66 Hudson Boulevard East,

New York, NY 10001

800 221 5672

EMMA-0151-0326

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no disagreements with accountants during the reporting period.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no shareholder meetings during the reporting period.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Aggregate remuneration paid to all Directors and advisory board members are included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Statement regarding basis for Approval of Investment Advisory Contract included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY OF AND AFFILIDATED PURCHASERS.

Not applicable to the registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the registrant.

ITEM 19. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

19(a)(1)	Code of Ethics that is subject to the disclosure of Item 2 hereof

19(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Cap Fund, Inc.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	May 29, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	May 29, 2026

By:	/s/ Stephen M. Woetzel
Stephen M. Woetzel
Treasurer and Chief Financial Officer

Date:	May 29, 2026